Dividend per ordinary share	6 Months Ended
Jun. 30, 2026
Dividend Per Ordinary Share [Abstract]
Dividend per ordinary share	16 Dividend per ordinary share

Dividends to shareholders of the parent
	Per ordinary share (in EUR)	Total (in EUR million)
Dividends on ordinary shares:
In respect of 2024
- Interim dividend, paid August 2024	0.350	1,129
- Final dividend, paid May 2025	0.710	2,152
Total dividend in respect of 2024	1.060	3,281
In respect of 2025
- Interim dividend, paid August 2025	0.350	1,039
- Final dividend, paid April 2026	0.736	2,116
Total dividend in respect of 2025	1.086	3,155
In respect of 2026
- Interim dividend declared	0.400	1,168
Total dividend for the period ending 30 June 2026	0.400	1,168
On 14 April 2026, the Annual General Meeting of shareholders ratified the total dividend of EUR 1.086 per ordinary share of which EUR 0.350 per share was paid as an interim cash dividend during August 2025. The final dividend of
EUR 0.736 per ordinary share was paid entirely in cash on 24 April 2026.
In October 2025 an additional cash distribution of EUR 0.172 per share was declared to shareholders of ING Group and EUR 500 million was paid in January 2026 (30 June 2026: nil).
ING Groep N.V. is required to withhold tax of 15% on dividends paid. Reference is made to Note 10 'Equity' for further information on share buyback programmes and other distributions.